Related Party Transactions (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total	$ 5,669,252		$ 556,692
Entity C [Member]
Related Party Transaction [Line Items]
Total	4,296,375
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Total			566,692
Entity D's subsidiaries [Member]
Related Party Transaction [Line Items]
Total	$ 1,372,877